OTHER ASSETS AND OTHER LIABILITIES - Schedule of Current Cash Flow Hedges Expected To Occur (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Other Assets and Other Liabilities [Line Items]
Cash inflows (assets)	S/ 506,116	S/ 1,771,134
Cash outflows (liabilities)	(506,042)	(1,756,987)
Consolidated statement of income	448	4,609
Up to 1 year
Disclosure of Other Assets and Other Liabilities [Line Items]
Cash inflows (assets)	506,116	1,202,322
Cash outflows (liabilities)	(506,042)	(1,190,257)
Consolidated statement of income	448	2,764
From 1 to 3 years
Disclosure of Other Assets and Other Liabilities [Line Items]
Cash inflows (assets)	0	568,812
Cash outflows (liabilities)	0	(566,730)
Consolidated statement of income	0	1,845
From 3 to 5 years
Disclosure of Other Assets and Other Liabilities [Line Items]
Cash inflows (assets)	0	0
Cash outflows (liabilities)	0	0
Consolidated statement of income	0	0
Over 5 years
Disclosure of Other Assets and Other Liabilities [Line Items]
Cash inflows (assets)	0	0
Cash outflows (liabilities)	0	0
Consolidated statement of income	S/ 0	S/ 0